Shareholders’ Equity - Summary of Fair Value Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Fair value per option (per share)	$ 3.37	$ 2.61
Risk-free interest rate (percent)	0.42%	1.54%
Expected life (years)	6 years	6 years
Expected volatility (percent)	35.70%	25.40%
Annual dividend per share (per share)	$ 1.00	$ 0.96
Forfeiture rate (percent)	0.00%	0.00%